SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (Core deposit intangible)	12 Months Ended
Dec. 31, 2012
2006 acquisitions
Core Deposit Intangible:
Amortization period	7 years 7 months 6 days
2008 acquisitions
Core Deposit Intangible:
Amortization period	9 years 8 months 12 days